LEASES - Lease income in operating lease (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
LEASES
Lease income relating to lease payments	₫ 265,845	$ 10,611,728	₫ 168,261
Lease income relating to variable lease payments not included in the measurement of the lease receivable	₫ 20,524	$ 819,256	₫ 22,923